JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2024
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-208312 and 811-23117
Ladies and Gentlemen:Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 146 (Amendment No. 147 under the Investment Company Act of 1940, as amended) filed electronically on October 25, 2024.
Please contact the undersigned at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Kiesha Astwood-Smith
Kiesha Astwood-Smith
Assistant Secretary

APPENDIX A
J.P. Morgan SmartRetirement Funds
JPMorgan SmartRetirement 2065 Fund
J.P. Morgan SmartRetirement Blend Funds
JPMorgan SmartRetirement Blend 2065 Fund
J.P. Morgan Income Funds
JPMorgan Preferred and Income Securities Fund
J.P. Morgan U.S. Equity Funds
Class R2, Class R3, Class R4, Class R5, Class R6 Shares Prospectus and Statement of Additional Information
JPMorgan Equity Premium Income Fund
JPMorgan Hedged Equity 2 Fund
JPMorgan Hedged Equity 3 Fund